Note 11 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Indefinite life intangible assets	$ 52,792	$ 52,340
Accumulated amortization	680,588	555,563
Finite life intangible assets, gross	1,853,677	1,686,809
Finite life intangible assets, net	1,173,089	1,131,246
Intangible assets, gross	1,906,469	1,739,149
Accumulated amortization	680,588	555,563
Intangible assets, net	1,225,881	1,183,586
Licensing Agreements [Member]
Indefinite life intangible assets	29,200	29,200
Accumulated amortization	0
Accumulated amortization	0
Trademark and Trade Names [Member]
Indefinite life intangible assets	23,592	23,140
Customer Lists and Relationships [Member]
Accumulated amortization	316,354	255,651
Finite life intangible assets, gross	946,522	882,336
Finite life intangible assets, net	630,168	626,685
Accumulated amortization	316,354	255,651
Investment Management Contracts [Member]
Accumulated amortization	217,196	167,806
Finite life intangible assets, gross	608,399	525,661
Finite life intangible assets, net	391,203	357,855
Accumulated amortization	217,196	167,806
Mortgage Servicing Rights ("MSRs") [Member]
Accumulated amortization	122,116	101,562
Finite life intangible assets, gross	238,931	207,990
Finite life intangible assets, net	116,815	106,428
Accumulated amortization	122,116	101,562
Trademarks and Trade Names [Member]
Accumulated amortization	12,831	8,898
Finite life intangible assets, gross	35,089	28,947
Finite life intangible assets, net	22,258	20,049
Accumulated amortization	12,831	8,898
Management Contracts and Other [Member]
Accumulated amortization	4,974	9,201
Finite life intangible assets, gross	9,076	15,210
Finite life intangible assets, net	4,102	6,009
Accumulated amortization	4,974	9,201
Brokerage Backlog [Member]
Accumulated amortization	7,117	12,445
Finite life intangible assets, gross	15,660	26,665
Finite life intangible assets, net	8,543	14,220
Accumulated amortization	$ 7,117	$ 12,445